CONSOLIDATED STATEMENTS OF REVENUES AND EXPENSES - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating revenues:
Total operating revenues	$ 1,377,618	$ 1,430,292	$ 1,480,113
Operating expenses:
Fuel	360,254	440,214	502,904
Production	427,808	410,328	417,391
Depreciation and amortization	248,888	243,512	233,284
Purchased power	68,484	68,556	63,468
Accretion	54,475	50,473	38,090
Total operating expenses	1,159,909	1,213,083	1,255,137
Operating margin	217,709	217,209	224,976
Other income:
Investment income	43,294	59,182	60,055
Amortization of deferred gains	1,789	1,788	1,788
Allowance for equity funds used during construction	374	771	1,006
Other	5,238	2,448	5,413
Total other income	50,695	64,189	68,262
Interest charges:
Interest expense	409,145	403,244	381,242
Allowance for debt funds used during construction	(207,972)	(187,954)	(151,643)
Amortization of debt discount and expense	11,336	11,647	12,440
Net interest charges	212,509	226,937	242,039
Net margin	55,895	54,461	51,199
Members
Operating revenues:
Total operating revenues	1,377,010	1,429,852	1,479,379
Non-Members
Operating revenues:
Total operating revenues	$ 608	$ 440	$ 734